Derivative Instruments and Hedging Activities - Effect of (Loss) Gain on Cross Currency Swaps (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (losses) gains	$ 113,344	$ 40,373	$ (70,822)
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	2,089	3,628	2,881
Unrealized (losses) gains	(65,387)	10,715	(1,583)
Total realized and unrealized (losses) gains on cross currency swaps	(56,498)	14,343	1,298
Cross Currency Interest Rate Contract [Member] | Cross Currency Interest Rate Contract Partial Termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	$ 6,800